Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Depreciation Expense	52	52	156	156	208	208
General and administrative	5,476	650	15,965	3,143	5,668	3,948
Bank fees	330		1,050		20	70
Rent						58,500
Consulting fees	700		3,900		5,400
Management compensation	75,000		101,900
Professional fees	9,559	3,556	52,420	18,588	32,594	17,844
TOTAL OPERATING EXPENSES	91,117	4,258	175,391	21,887	43,890	80,570
LOSS FROM OPERATIONS	(91,117)	(4,258)	(175,391)	(21,887)	(43,890)	(80,570)
OTHER INCOME (EXPENSE)
Interest Expense	5,312	937	12,138	2,812	4,017	1,965
Amortization of debt discount	(10,754)		(10,754)
Change in derivative liability	118,757		118,817
Impairment						(10,000)
TOTAL OTHER INCOME (EXPENSE)	102,751	937	95,925	2,812	4,017	11,965
PROVISION FOR INCOME TAXES
NET LOSS	$ 11,634	$ (5,195)	$ (79,466)	$ (24,699)	$ (47,907)	$ (92,535)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED (as adjusted for 20-1 forward stocks split)	132,900,000	132,900,000	132,900,000	132,900,000	132,900,000	132,900,000